Document and Entity Information	May 23, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 23, 2025
Entity Registrant Name	VSEE HEALTH, INC.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-41015
Entity Tax Identification Number	86-2970927
Entity Address, Address Line One	980 N Federal Hwy
Entity Address, Address Line Two	#304
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432
City Area Code	561
Local Phone Number	672-7068
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001864531
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	VSEE
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants, which entitles the holder to purchase one (1) share of common stock at a price of $11.50 per whole share
Trading Symbol	VSEEW
Security Exchange Name	NASDAQ